Note 11 - Long-Term Debt And Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
	December 31,	December 31,
	2012	2011

Revolving credit facility	$230,740	$180,057
6.40% Senior Notes	37,500	50,000
5.44% Senior Notes	60,000	80,000
Unamortized gain on settlement of interest rate swaps	229	386
Adjustment to senior notes resulting from interest rate swap	358	332
Capital leases maturing at various dates through 2017	2,815	2,337
Other long-term debt maturing at various dates up to 2018	5,563	3,303
	337,205	316,415
Less: current portion	39,038	216,373
Long-term debt - non-current	$298,167	$100,042
Convertible Debentures	77,000	77,000
	$375,167	$177,042

Schedule of Maturities of Long-term Debt [Table Text Block]
2013	$39,038
2014	110,693
2015	33,396
2016	28
2017 and thereafter	231,050